Accruals and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accruals and other current liabilities

	As of December 31,
	2024	2025
	(RMB in thousands)
Tax payable	1,044,650	1,006,972
Funds payable to Institutional Funding Partners (i)	854,805	853,918
Guarantee derivative liabilities at fair value (Note 9)	668,610	-
Accrued payroll and welfare	443,082	307,538
Accrued risk management fees	371,741	491,108
Accrued marketing expenses	165,612	193,580
Other accrued expenses	134,621	249,183
Deferred revenue	107,678	554,419
Amount due to third parties (ii)	81,520	630,323
Accrued professional fees and outsourcing fees	60,777	26,590
Other payables	41,261	23,516
Short-term leasing liabilities	39,723	32,346
Accrued interest payable	5,596	1,991
Total accruals and other current liabilities	4,019,676	4,371,484

(i)
The payable balances mainly include repayment received from Borrowers but not yet transferred to accounts of Institutional Funding Partners due to the settlement time lag.
(ii)
Including security deposits from third parties amounting to RMB36.0 million and RMB587 million as of December 31, 2024 and 2025, respectively.